Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	Aug. 01, 2013
Columbia Select Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Select Large Cap Growth Fund (the Fund) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary, in the Choosing a Share Class section beginning on page 18 of the Fund's prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary, in the Choosing a Share Class section beginning on page 18 of the Fund's prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	other expenses for Class Y, Class R4 and Class R5 are based on estimated amounts for the Fund's current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses for Class A, Class C, Class R, Class W, and Class Z have been restated to reflect contractual changes to certain fees paid by the Fund
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund's total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
		Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in common stocks of U.S. and foreign companies that have market capitalizations, at the time of purchase, in the range of companies in the Russell 1000 Growth Index (the Index). The market capitalization range of the companies included within the Index was $519 million to $370.4 billion as of June 30, 2013. The Fund invests primarily in common stocks of companies that the investment manager believes have the potential for long-term growth. The Fund may invest directly in foreign securities or indirectly through depositary receipts.

		The Fund will not concentrate its assets in any single industry but may from time to time invest more than 25% of its assets in companies conducting business in various industries within an economic sector.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund's holdings may decline, and the Fund's net asset value (NAV) and Fund share price may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.

Depositary Receipts Risks. Depositary receipts are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Focused Portfolio Risk. Because the Fund may invest in a limited number of companies, the Fund as a whole is subject to greater risk of loss if any of those securities decline in price.

Foreign Securities Risk. Investments in foreign securities involve certain risks not associated with investments in securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies.

Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may be more sensitive to adverse economic or other circumstances or changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund's performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the health care sector and the technology and technology-related sectors. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Companies in the health care sector are subject to extensive government regulation. Their profitability can be affected significantly and adversely by restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, an increased emphasis on outpatient and other alternative services and other factors. In many cases, patent protection is integral to the success of companies in the health care sector. Companies in the health care sector also potentially are subject to extensive product liability and other similar litigation. Medical products also frequently become obsolete. Because the Fund invests a significant portion of its net assets in the equity securities of health care companies, the Fund's net asset value may be more volatile than a fund that is invested in a more diverse range of companies in different market sectors.

		Companies in the technology sector and technology-related sectors are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in these sectors, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many technology companies have limited operating histories. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term. Because the Fund concentrates its investments (or, invests a significant portion of its net assets) in securities of technology and technology-related companies, the Fund's price may be more volatile than a fund that is invested in a more diverse range of market sectors.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown. Class Z share performance is shown in the bar chart because Class Z (or its predecessor share class) is the oldest share class of the Fund. The table below the bar chart compares the Fund's returns (after applicable sales charges) for the periods shown with benchmark performance.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund's Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

The returns shown for the Fund include the returns of Large Cap Growth Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., for periods prior to March 31, 2008.

The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class Z shares and will vary for other share classes. After-tax returns are shown for Class Z shares because Class Z (or its predecessor share class) is the oldest share class of the Fund.

		The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown. Class Z share performance is shown in the bar chart because Class Z (or its predecessor share class) is the oldest share class of the Fund. The table below the bar chart compares the Fund's returns (after applicable sales charges) for the periods shown with benchmark performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 1st Quarter 2012 20.05% Worst 4th Quarter 2008 -26.94%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class Z shares and will vary for other share classes.
Columbia Select Large Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.59%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.31%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.15%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, as follows: 1.00% if redeemed within 12 months of purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
1 year	rr_ExpenseExampleYear01	685
3 years	rr_ExpenseExampleYear03	919
5 years	rr_ExpenseExampleYear05	1,172
10 years	rr_ExpenseExampleYear10	1,892
1 year	rr_ExpenseExampleNoRedemptionYear01	685
3 years	rr_ExpenseExampleNoRedemptionYear03	919
5 years	rr_ExpenseExampleNoRedemptionYear05	1,172
10 years	rr_ExpenseExampleNoRedemptionYear10	1,892
1 Year	rr_AverageAnnualReturnYear01	8.31%
5 Years	rr_AverageAnnualReturnYear05	1.01%
10 Years	rr_AverageAnnualReturnYear10	8.01%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2007
Columbia Select Large Cap Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management fees	rr_ManagementFeesOverAssets	0.59%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.31%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.90%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge applies to redemptions within one year of purchase, with certain limited exceptions.
1 year	rr_ExpenseExampleYear01	293
3 years	rr_ExpenseExampleYear03	597
5 years	rr_ExpenseExampleYear05	1,026
10 years	rr_ExpenseExampleYear10	2,222
1 year	rr_ExpenseExampleNoRedemptionYear01	193
3 years	rr_ExpenseExampleNoRedemptionYear03	597
5 years	rr_ExpenseExampleNoRedemptionYear05	1,026
10 years	rr_ExpenseExampleNoRedemptionYear10	2,222
1 Year	rr_AverageAnnualReturnYear01	13.14%
5 Years	rr_AverageAnnualReturnYear05	1.45%
10 Years	rr_AverageAnnualReturnYear10	7.85%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2007
Columbia Select Large Cap Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.59%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.08%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.67%
1 year	rr_ExpenseExampleYear01	68
3 years	rr_ExpenseExampleYear03	214
5 years	rr_ExpenseExampleYear05	373
10 years	rr_ExpenseExampleYear10	835
1 year	rr_ExpenseExampleNoRedemptionYear01	68
3 years	rr_ExpenseExampleNoRedemptionYear03	214
5 years	rr_ExpenseExampleNoRedemptionYear05	373
10 years	rr_ExpenseExampleNoRedemptionYear10	835
1 Year	rr_AverageAnnualReturnYear01	15.51%
5 Years	rr_AverageAnnualReturnYear05	2.55%
10 Years	rr_AverageAnnualReturnYear10	8.97%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 27, 2010
Columbia Select Large Cap Growth Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.59%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.31%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.40%
1 year	rr_ExpenseExampleYear01	143
3 years	rr_ExpenseExampleYear03	443
5 years	rr_ExpenseExampleYear05	766
10 years	rr_ExpenseExampleYear10	1,680
1 year	rr_ExpenseExampleNoRedemptionYear01	143
3 years	rr_ExpenseExampleNoRedemptionYear03	443
5 years	rr_ExpenseExampleNoRedemptionYear05	766
10 years	rr_ExpenseExampleNoRedemptionYear10	1,680
1 Year	rr_AverageAnnualReturnYear01	14.68%
5 Years	rr_AverageAnnualReturnYear05	1.95%
10 Years	rr_AverageAnnualReturnYear10	8.35%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2004
Columbia Select Large Cap Growth Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.59%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.31%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.90%
1 year	rr_ExpenseExampleYear01	92
3 years	rr_ExpenseExampleYear03	287
5 years	rr_ExpenseExampleYear05	498
10 years	rr_ExpenseExampleYear10	1,108
1 year	rr_ExpenseExampleNoRedemptionYear01	92
3 years	rr_ExpenseExampleNoRedemptionYear03	287
5 years	rr_ExpenseExampleNoRedemptionYear05	498
10 years	rr_ExpenseExampleNoRedemptionYear10	1,108
1 Year	rr_AverageAnnualReturnYear01	15.35%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	8.92%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 08, 2012
Columbia Select Large Cap Growth Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.59%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.13%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.72%
1 year	rr_ExpenseExampleYear01	74
3 years	rr_ExpenseExampleYear03	230
5 years	rr_ExpenseExampleYear05	401
10 years	rr_ExpenseExampleYear10	894
1 year	rr_ExpenseExampleNoRedemptionYear01	74
3 years	rr_ExpenseExampleNoRedemptionYear03	230
5 years	rr_ExpenseExampleNoRedemptionYear05	401
10 years	rr_ExpenseExampleNoRedemptionYear10	894
1 Year	rr_AverageAnnualReturnYear01	15.35%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	8.92%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 08, 2012
Columbia Select Large Cap Growth Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.59%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.31%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.15%
1 year	rr_ExpenseExampleYear01	117
3 years	rr_ExpenseExampleYear03	365
5 years	rr_ExpenseExampleYear05	633
10 years	rr_ExpenseExampleYear10	1,398
1 year	rr_ExpenseExampleNoRedemptionYear01	117
3 years	rr_ExpenseExampleNoRedemptionYear03	365
5 years	rr_ExpenseExampleNoRedemptionYear05	633
10 years	rr_ExpenseExampleNoRedemptionYear10	1,398
1 Year	rr_AverageAnnualReturnYear01	14.95%
5 Years	rr_AverageAnnualReturnYear05	2.18%
10 Years	rr_AverageAnnualReturnYear10	8.63%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 27, 2010
Columbia Select Large Cap Growth Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.59%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.08%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.67%
1 year	rr_ExpenseExampleYear01	68
3 years	rr_ExpenseExampleYear03	214
5 years	rr_ExpenseExampleYear05	373
10 years	rr_ExpenseExampleYear10	835
1 year	rr_ExpenseExampleNoRedemptionYear01	68
3 years	rr_ExpenseExampleNoRedemptionYear03	214
5 years	rr_ExpenseExampleNoRedemptionYear05	373
10 years	rr_ExpenseExampleNoRedemptionYear10	835
1 Year	rr_AverageAnnualReturnYear01	15.39%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	8.93%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 08, 2012
Columbia Select Large Cap Growth Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.59%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.31%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.90%
1 year	rr_ExpenseExampleYear01	92
3 years	rr_ExpenseExampleYear03	287
5 years	rr_ExpenseExampleYear05	498
10 years	rr_ExpenseExampleYear10	1,108
1 year	rr_ExpenseExampleNoRedemptionYear01	92
3 years	rr_ExpenseExampleNoRedemptionYear03	287
5 years	rr_ExpenseExampleNoRedemptionYear05	498
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,108
2003	rr_AnnualReturn2003	23.54%	[4]
2004	rr_AnnualReturn2004	14.73%	[4]
2005	rr_AnnualReturn2005	12.25%	[4]
2006	rr_AnnualReturn2006	7.87%	[4]
2007	rr_AnnualReturn2007	21.30%	[4]
2008	rr_AnnualReturn2008	(44.11%)	[4]
2009	rr_AnnualReturn2009	45.48%	[4]
2010	rr_AnnualReturn2010	24.36%	[4]
2011	rr_AnnualReturn2011	(3.21%)	[4]
2012	rr_AnnualReturn2012	15.31%	[4]
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.94%)
1 Year	rr_AverageAnnualReturnYear01	15.31%
5 Years	rr_AverageAnnualReturnYear05	2.45%
10 Years	rr_AverageAnnualReturnYear10	8.92%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 1997
Columbia Select Large Cap Growth Fund | returns after taxes on distributions | Class Z
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.31%
5 Years	rr_AverageAnnualReturnYear05	2.40%
10 Years	rr_AverageAnnualReturnYear10	8.89%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 1997
Columbia Select Large Cap Growth Fund | returns after taxes on distributions and sale of Fund shares | Class Z
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.95%
5 Years	rr_AverageAnnualReturnYear05	2.09%
10 Years	rr_AverageAnnualReturnYear10	7.94%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 1997
Columbia Select Large Cap Growth Fund | Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.26%
5 Years	rr_AverageAnnualReturnYear05	3.12%
10 Years	rr_AverageAnnualReturnYear10	7.52%

[1]	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, as follows: 1.00% if redeemed within 12 months of purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
[2]	Other expenses for Class A, Class C, Class R, Class W, and Class Z have been restated to reflect contractual changes to certain fees paid by the Fund and other expenses for Class Y, Class R4 and Class R5 are based on estimated amounts for the Fund's current fiscal year.
[3]	This charge applies to redemptions within one year of purchase, with certain limited exceptions.
[4]	Year to Date return as of June 30, 2013: 10.39%